Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 9.1%
DSV A/S	71,197	$15,501,416

Banks — 6.0%
Danske Bank A/S	268,890	4,445,678
Jyske Bank A/S, Registered(a)	31,942	1,597,395
Ringkjoebing Landbobank A/S	14,364	1,899,049
Spar Nord Bank A/S	77,899	996,634
Sydbank A/S	38,824	1,262,853
		10,201,609
Beverages — 4.7%
Carlsberg A/S, Class B	37,475	5,819,820
Royal Unibrew A/S	21,290	2,269,116
		8,088,936
Biotechnology — 6.8%
Bavarian Nordic A/S(a)(b)	35,748	1,775,462
Genmab A/S(a)	23,442	9,084,753
Zealand Pharma A/S(a)	34,953	725,679
		11,585,894
Building Products — 1.0%
Rockwool International A/S, Class B	3,974	1,651,680
Chemicals — 5.3%
Chr Hansen Holding A/S	42,385	3,153,442
Novozymes A/S, Class B	77,409	5,878,779
		9,032,221
Commercial Services & Supplies — 0.8%
ISS A/S(a)	81,130	1,458,205

Construction & Engineering — 0.5%
Per Aarsleff Holding A/S	19,383	817,125

Electric Utilities — 4.6%
Orsted A/S(c)	61,610	7,921,692

Electrical Equipment — 7.7%
NKT A/S(a)	26,071	1,217,697
Vestas Wind Systems A/S	356,741	11,978,205
		13,195,902
Energy Equipment & Services — 0.5%
Drilling Co. of 1972 A/S (The)(a)(b)	23,334	841,764

Food Products — 0.5%
Schouw & Co. A/S	10,265	829,615

Health Care Equipment & Supplies — 8.5%
Ambu A/S, Class B(b)	76,186	2,160,848
Coloplast A/S, Class B	43,710	7,139,821
Demant A/S(a)	47,145	2,261,005
GN Store Nord A/S	50,798	2,925,461
		14,487,135
Health Care Technology — 0.1%
NNIT A/S(b)(c)	16,051	269,238

Insurance — 4.0%
ALM Brand	1,048,365	1,819,268
Topdanmark A/S	26,439	1,427,775
Tryg A/S	145,928	3,539,241
		6,786,284
Security	Shares	Value

IT Services — 0.3%
Trifork Holding AG, NVS	11,378	$494,485

Life Sciences Tools & Services — 0.8%
Chemometec A/S	9,266	1,333,631

Machinery — 1.2%
FLSmidth & Co. A/S	38,017	1,281,021
Nilfisk Holding A/S(a)	25,008	842,778
		2,123,799
Marine — 5.9%
AP Moller - Maersk A/S, Class A	942	2,695,953
AP Moller - Maersk A/S, Class B, NVS	1,847	5,560,894
D/S Norden A/S	31,971	740,552
Dfds A/S(a)	22,486	1,027,756
		10,025,155
Oil, Gas & Consumable Fuels — 0.1%
TORM PLC, Class A(a)(b)	31,502	234,831

Pharmaceuticals — 23.7%
ALK-Abello A/S(a)	3,479	1,748,572
H Lundbeck A/S	44,029	1,107,146
Novo Nordisk A/S, Class B	352,764	37,763,375
		40,619,093
Road & Rail — 0.4%
NTG Nordic Transport Group AS, Class A(a)	9,086	710,261

Software — 2.6%
cBrain AS(b)	12,029	634,669
Netcompany Group A/S(c)	18,137	1,928,453
SimCorp A/S	18,006	1,825,184
		4,388,306
Specialty Retail — 0.5%
Matas A/S	43,313	797,200

Textiles, Apparel & Luxury Goods — 2.8%
Pandora A/S	38,734	4,819,378

Tobacco — 0.5%
Scandinavian Tobacco Group A/S, Class A(c)	50,449	927,004

Trading Companies & Distributors — 0.4%
Solar A/S, Class B	6,303	686,258

Total Common Stocks — 99.3%
(Cost: $149,818,591)		169,828,117

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	5,381,458	5,383,610

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	90,000	$90,000
		5,473,610
Total Short-Term Investments — 3.2%
(Cost: $5,473,971)		5,473,610

Total Investments in Securities — 102.5%
(Cost: $155,292,562)		175,301,727

Other Assets, Less Liabilities — (2.5)%		(4,315,829)

Net Assets — 100.0%		$170,985,898

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,386,728	$1,997,418	(a)	$—	$(209)	$(327)	$5,383,610	5,381,458	$19,398	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	0	(a)	—	—	—	90,000	90,000	1		—
					$(209)	$(327)	$5,473,610		$19,399		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMX Copenhagen 25 Index	38	12/17/21	$1,085	$(71,285)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
November 30, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,794,958	$154,033,159	$—	$169,828,117
Money Market Funds	5,473,610	—	—	5,473,610
	$21,268,568	$154,033,159	$—	$175,301,727
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(71,285)	$—	$(71,285)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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